UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Spring Point Capital, LLC

Address:   One Montgomery Street, 33rd Floor
           San Francisco, CA 94104


Form 13F File Number: 28-05327


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bridget Castoria
Title:  Chief Financial Officer
Phone:  (415) 675-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Bridget Castoria               San Francisco, CA                  8/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      270,966
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABBOTT LABORATORIES            COM             2824100     16,036   304,750 SH       SOLE                  304,750      0    0
AEROPOSTALE                    COM             7865108     10,420   595,450 SH       SOLE                  595,450      0    0
AMERICAN EAGLE OUTFITTERS INC  COM             02553E106   13,187 1,034,250 SH       SOLE                1,034,250      0    0
BANK OF AMERICA CORPORATION    COM             60505104    13,274 1,211,100 SH       SOLE                1,211,100      0    0
CAPITOL FEDERAL FINANCIAL INC  COM             14057J101    5,340   454,070 SH       SOLE                  454,070      0    0
CLEARWATER PAPER CORP          COM             18538R103    5,606    82,100 SH       SOLE                   82,100      0    0
COVANTA HOLDING CORPORATION    COM             22282E102   13,440   815,050 SH       SOLE                  815,050      0    0
DELL INC                       COM             24702R101   21,626 1,297,300 SH       SOLE                1,297,300      0    0
E TRADE FINANCIAL CORPORATION  COM             269246401    9,536   690,996 SH       SOLE                  690,996      0    0
FIDELITY NATIONAL INFORMATION  COM             31620M106   10,606   344,450 SH       SOLE                  344,450      0    0
GENERAL MOTORS CO              W EXP 07/10/201 37045V118    2,370    78,073 SH       SOLE                   78,073      0    0
GENERAL MOTORS CO              COM             37045V100    3,300   108,681 SH       SOLE                  108,681      0    0
GOOGLE INC                     COM             38259P508    7,241    14,300 SH       SOLE                   14,300      0    0
GREEN DOT CORPORATION          COM             39304D102    1,388    40,834 SH       SOLE                   40,834      0    0
IMMUCOR INC                    COM             452526106   12,725   623,142 SH       SOLE                  623,142      0    0
INTERVAL LEISURE GROUP INC     COM             46113M108   13,028   951,644 SH       SOLE                  951,644      0    0
KGEN PWR CORP                  COM             49373X103    7,070   857,000 SH       SOLE                  857,000      0    0
LENDER PROCESSING SVCS INC     COM             52602E102   11,066   529,200 SH       SOLE                  529,200      0    0
MEDTRONIC INC                  COM             585055106   14,347   372,350 SH       SOLE                  372,350      0    0
MICROSOFT CORP                 COM             594918104   18,022   693,150 SH       SOLE                  693,150      0    0
PLATINUM UNDERWRITERS HOLDINGS COM             G7127P100    2,516    75,700 SH       SOLE                   75,700      0    0
QUEST DIAGNOSTICS INC          COM             74834L100    7,048   119,250 SH       SOLE                  119,250      0    0
SAVIENT PHARMACEUTICALS        COM             80517Q100   16,512 2,204,550 SH       SOLE                2,204,550      0    0
SYMANTEC CORP                  COM             871503108    4,101   207,950 SH       SOLE                  207,950      0    0
TRW AUTOMOTIVE HOLDINGS INC    COM             87264S106    5,708    96,700 SH       SOLE                   96,700      0    0
WTS GENERAL MOTORS COMPANY     W EXP 07/10/201 37045V126    2,370    78,073 SH       SOLE                   78,073      0    0
XEROX CORP                     COM             984121103   23,083 2,217,350 SH       SOLE                2,217,350      0    0


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